COMMITMENTS, CONTINGENCIES, AND GUARANTEES (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of Other Commitments
The following table details the amount of commitments at the dates indicated:

Other Commitments	December 31, 2025	December 31, 2024
	(in thousands)
Commitments to extend credit	$21,828,886	$24,202,682
Letters of credit	1,375,826	1,243,122
Recourse exposure on sold loans	4,320	5,669
Total commitments	$23,209,032	$25,451,473
The Company entered into employment contracts in which the Company agreed to make guaranteed payments totaling $96.2 million, provided that certain employees remained employed with the Company. These payments include cash and ADRs of Santander to be paid as follows:

2026	$47,933
2027	23,827
2028	18,096
2029	6,287
2030	94
Total	$96,237

Schedule of Significant Liabilities Recorded for Commitments and Contingencies
The following table summarizes significant liabilities recorded for commitments and contingencies associated with the Company's
RIC origination and servicing operations, all of which are included in Accounts payable and accrued expenses in the accompanying Consolidated Balance Sheets at the dates indicated:

Agreement or Legal Matter	Commitment or Contingency	December 31, 2025	December 31, 2024
		(in thousands)
MPLFA	Revenue-sharing and gain/(loss), net-sharing payments	$115	$6,000